FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395
                                   ---------

               FRANKLIN FEDERAL TAX-FREE INCOME FUND
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/06
                           -------



Item 1. Schedule of Investments.


Franklin Federal Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   34


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                          Quarterly Statement of Investments | 1


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                       This page intentionally left blank.

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.0%
  MUNICIPAL BONDS 98.0%
  ALABAMA 1.1%
  Alabama HFA, SFMR, Refunding, Series D-2, GNMA Secured, 5.75%, 10/01/23 ...............      $   1,555,000   $ 1,572,027
  Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
    6/01/28 .............................................................................          7,000,000     7,203,910
  Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 ..................         11,025,000    11,267,771
  Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
   Refunding,
     6.00%, 8/01/29 .....................................................................         12,000,000    12,467,280
     Series A, 6.70%, 11/01/29 ..........................................................          4,000,000     4,261,001
  Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
    9/01/14 .............................................................................          1,445,000     1,495,257
  Mobile GO, Refunding and Improvement, wts., AMBAC Insured, 5.00%, 2/15/30 .............          5,000,000     5,164,550
a Montgomery County Public Building Authority Revenue, wts., Facilities Project, MBIA
    Insured,
    5.00%, 3/01/31 ......................................................................          6,250,000     6,397,875
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%,
     7/01/29 ............................................................................         10,000,000    10,309,200
     7/01/34 ............................................................................         11,500,000    11,817,055
  University of Alabama University Revenues, Hospital, Series A, MBIA Insured, 5.875%,
    9/01/31 .............................................................................          5,000,000     5,370,400
                                                                                                               -----------
                                                                                                                77,326,326
                                                                                                               -----------
  ALASKA 0.4%
  Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
     12/01/29 ...........................................................................          4,000,000     4,078,880
     12/01/30 ...........................................................................          3,500,000     3,559,360
  Alaska State International Airports Revenues, Series B,
     AMBAC Insured, Pre-Refunded, 5.25%, 10/01/27 .......................................         15,000,000    16,158,300
     MBIA Insured, 5.00%, 10/01/28 ......................................................          5,100,000     5,254,326
                                                                                                               -----------
                                                                                                                29,050,866
                                                                                                               -----------
  ARIZONA 2.6%
  Downtown Phoenix Hotel Corp. Revenue, senior series A, FGIC Insured, 5.00%,
     7/01/29 ............................................................................         14,465,000    14,902,421
     7/01/36 ............................................................................         15,000,000    15,372,900
  Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West Project,
     Refunding, Series A, 5.00%, 7/01/16 ................................................         21,515,000    21,950,248
     Series A, Pre-Refunded, 5.00%, 7/01/16 .............................................          1,485,000     1,502,761
  Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ..         19,000,000    19,653,980
  Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded, 5.75%,
    1/01/25 .............................................................................         22,500,000    24,073,425
  Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic
   Plaza, Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
     7/01/32 ............................................................................          6,000,000     4,868,580
     7/01/34 ............................................................................          5,000,000     4,074,950
     7/01/35 ............................................................................          9,860,000     8,043,098
  Salt River Project Agricultural Improvement and Power District Electric System Revenue,
    Salt River Project,
     Refunding, Series A, 5.125%, 1/01/27 ...............................................         35,000,000    36,661,450
     Series B, 5.00%, 1/01/25 ...........................................................         17,500,000    18,100,075


                                          Quarterly Statement of Investments | 3

Franklin Federal Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Scottsdale Municipal Property Corp. Excise Tax Revenue, Series A, 5.00%, 7/01/34 ......      $   7,500,000   $  7,736,925
  University Medical Center Corp. Revenue, 5.00%, 7/01/35 ...............................          7,000,000      6,999,720
                                                                                                               ------------
                                                                                                                183,940,533
                                                                                                               ------------
  ARKANSAS 1.3%
  Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
   1/01/23 ..............................................................................            175,000        178,843
  Arkansas State Development Finance Authority Revenue, White River Medical Center
   Project, 5.60%, 6/01/24 ..............................................................          1,200,000      1,220,952
  Arkansas State Development Finance Authority SFMR Balloon, MBS Program, Series B,
   6.10%, 1/01/29 .......................................................................            135,000        137,132
  Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B, 5.60%,
   6/01/14 ..............................................................................            325,000        330,317
  Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
    12/01/16 ............................................................................          2,600,000      2,614,976
    11/01/20 ............................................................................         60,500,000     60,714,170
  Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St
    Vincent's Infirmary, MBIA Insured, ETM, 6.05%, 11/01/09 .............................            125,000        133,736
  Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
   AMBAC Insured, 5.80%, 6/01/11 ........................................................            195,000        197,244
  University of Arkansas University Revenues,
    AMBAC Insured, 5.00%, 11/01/31 ......................................................          7,705,000      7,953,949
    Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA
     Insured, 5.00%, 11/01/28 ...........................................................          1,000,000      1,034,750
    Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA
     Insured, 5.00%, 11/01/34 ...........................................................          9,000,000      9,256,500
    Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 ................          5,000,000      5,144,350
                                                                                                               ------------
                                                                                                                 88,916,919
                                                                                                               ------------
  CALIFORNIA 8.0%
  Alhambra COP, Clubhouse Facility Project, 11.25%,
    1/01/08 .............................................................................            410,000        422,526
    1/01/09 .............................................................................            455,000        468,709
    1/01/10 .............................................................................            500,000        515,020
  California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
   first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ....................         24,500,000     26,559,960
  California State GO,
    5.90%, 5/01/08 ......................................................................            235,000        236,325
    6.00%, 5/01/18 ......................................................................            535,000        537,632
    6.00%, 5/01/20 ......................................................................            850,000        854,828
    5.90%, 4/01/23 ......................................................................          1,200,000      1,203,888
    5.00%, 2/01/24 ......................................................................          5,000,000      5,154,650
    5.00%, 2/01/26 ......................................................................         20,000,000     20,570,200
    5.125%, 2/01/26 .....................................................................          7,500,000      7,761,600
    5.25%, 4/01/27 ......................................................................         17,500,000     18,364,675
    5.00%, 2/01/32 ......................................................................         49,000,000     49,751,660


4 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State GO, (continued)
     Refunding, 5.125%, 6/01/25 .........................................................      $  25,000,000   $ 25,669,750
     Refunding, 5.00%, 2/01/26 ..........................................................         27,000,000     27,624,240
     Various Purpose, 5.25%, 11/01/25 ...................................................         16,260,000     17,056,903
     Various Purpose, 5.00%, 8/01/33 ....................................................         25,000,000     25,563,250
     Various Purpose, 5.50%, 11/01/33 ...................................................          2,500,000      2,689,700
  California State Public Works Board Lease Revenue, Various University of California
   Projects, Series D, 5.00%, 5/01/27 ...................................................         10,000,000     10,291,900
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, zero cpn., 1/15/24 ................................         65,000,000     23,362,950
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ...         35,000,000     31,074,750
     Refunding, 5.75%, 1/15/40 ..........................................................         20,000,000     20,702,200
     senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ................................         39,240,000     39,705,779
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     Pre-Refunded, 5.375%, 6/01/28 ......................................................         50,000,000     52,833,000
     Series 2003 A-1, 6.25%, 6/01/33 ....................................................         26,000,000     28,439,580
  Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured, 5.00%, 8/01/27 ...          5,000,000      5,169,800
  Los Angeles CRDA Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%,
    1/01/27 .............................................................................            165,000        165,591
b Los Angeles Regional Airports Improvement Corp. Lease Revenue,
     Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ............          7,500,000      6,912,150
     United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ............          8,400,000      7,861,980
  Los Angeles USD, GO, Series A, MBIA Insured, 5.00%, 1/01/28 ...........................         25,000,000     25,779,250
  Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 ........         10,000,000     10,355,900
  Metropolitan Water District Southern California Waterworks Revenue, Series B-2, FGIC
     Insured, 5.00%, 10/01/27 ...........................................................          9,645,000     10,026,653
  Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 ............          5,285,000      5,678,045
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
       1/15/21 ..........................................................................         50,000,000     48,400,500
     senior lien, 5.00%, 1/01/33 ........................................................          5,000,000      4,787,850
     senior lien, ETM, zero cpn., 1/01/23 ...............................................          7,000,000      3,276,280
                                                                                                               ------------
                                                                                                                565,829,674
                                                                                                               ------------
  COLORADO 3.5%
  Colorado Health Facilities Authority Revenue,
     Catholic Health Initiatives, Series A, 5.00%, 12/01/28 .............................          2,000,000      2,026,260
     Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ..................................         13,250,000     13,624,975
     Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 ...................................         20,200,000     21,078,700
  Colorado Springs Airport Revenue, Series C, zero cpn.,
     1/01/07 ............................................................................          1,675,000      1,646,709
     1/01/08 ............................................................................            800,000        748,104
     1/01/11 ............................................................................          1,450,000      1,172,702
  Colorado Water Resources and Power Development Authority Water Resources Revenue,
    Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 ..........         10,000,000     10,315,300


                                          Quarterly Statement of Investments | 5

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Denver City and County Airport Revenue,
     Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 .................................      $  43,000,000   $ 44,115,420
     System, Refunding, Series A, XLCA Insured, 5.00%, 11/15/25 .........................          8,000,000      8,300,240
  Denver City and County School District No. 1 COP, Denver School Facilities Leasing
   Corp., AMBAC Insured, 5.50%, 12/15/08 ................................................          1,000,000      1,006,300
b Denver City and County Special Facilities Airport Revenue, United Airlines Inc.
   Project, Series A, 6.875%, 10/01/32 ..................................................         47,980,000     61,223,440
  Denver Convention Center Hotel Authority Revenue, senior series A, XLCA Insured,
    Pre-Refunded, 4.75%, 12/01/28 .......................................................         13,500,000     14,242,230
  E-470 Public Highway Authority Revenue, Refunding, senior series A, MBIA Insured,
    5.00%, 9/01/21 ......................................................................         12,715,000     12,967,901
  Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 .......         10,880,000     11,363,398
  Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%,
    5/15/35 .............................................................................          9,950,000     10,190,890
  Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, 5.125%,
    6/15/31 .............................................................................          7,500,000      7,760,400
  Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 ...............          5,500,000      5,696,680
  Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/34 ......................         10,000,000     10,294,400
  University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
    11/15/29 ............................................................................          8,500,000      8,666,685
                                                                                                               ------------
                                                                                                                246,440,734
                                                                                                               ------------
  CONNECTICUT 0.3%
  Connecticut State GO, Series D, 5.00%, 11/15/20 .......................................          8,000,000      8,350,000
  Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
    Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/17 ..............................         11,870,000     12,656,981
  Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
    5.80%, 8/20/39 ......................................................................          2,685,000      2,846,476
                                                                                                               ------------
                                                                                                                 23,853,457
                                                                                                               ------------
  FLORIDA 4.6%
  Broward County School Board COP,
     MBIA Insured, 5.00%, 7/01/28 .......................................................         17,415,000     17,968,275
     Series A, FSA Insured, 5.25%, 7/01/24 ..............................................         25,000,000     26,414,000
  Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured, Pre-Refunded,
    6.00%, 9/01/26 ......................................................................            695,000        710,102
  Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series
    A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ...................................         10,000,000     10,671,500
  Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
     Series D, 5.75%, 6/01/22 ...........................................................         10,000,000     10,697,000
     6.00%, 6/01/23 .....................................................................         17,500,000     21,012,425
  Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured, zero cpn.,
     10/01/23 ...........................................................................          5,000,000      2,067,650
     10/01/24 ...........................................................................          3,000,000      1,172,790
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 ........................         10,000,000     10,333,200
  Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ........................         13,500,000     14,079,555


6 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Hillsborough County School Board COP,
    MBIA Insured, 5.00%, 7/01/27 ........................................................      $   5,000,000   $  5,155,850
    Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ...................................          5,000,000      5,133,650
  Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 ....         20,175,000     20,678,568
  Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32 ...........          6,015,000      6,220,112
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
    10/01/23 ............................................................................          6,000,000      6,214,680
    10/01/26 ............................................................................         20,000,000     20,622,000
  Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ....................          5,000,000      5,127,600
  Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 .................         12,000,000     12,379,440
  Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
   CIFG Insured, 5.00%, 10/01/35 ........................................................         10,645,000     10,919,747
  Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
   CIFG Insured, 5.00%, 10/01/38 ........................................................         15,000,000     15,241,500
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
   MBIA Insured, 5.00%, 6/01/30 .........................................................         10,630,000     10,934,975
  Miami-Dade County Special Obligation Revenue,
    Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32 ................         10,000,000     10,284,400
    Sub Series B, MBIA Insured, zero cpn., 10/01/34 .....................................          5,500,000      1,177,110
  Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured, 5.00%,
   7/01/28 ..............................................................................         10,630,000     10,961,337
  Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ...          7,500,000      7,805,775
  Palm Beach County School Board COP,
    Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ....................................         25,000,000     25,690,000
    Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ................................          5,100,000      5,552,115
  Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 .......................................          7,000,000      7,233,590
  Tampa Bay Water Utility System Revenue, Series B, FGIC Insured,
    5.00%, 10/01/26 .....................................................................          5,245,000      5,393,434
    5.00%, 10/01/31 .....................................................................         10,000,000     10,255,200
    Pre-Refunded, 5.00%, 10/01/26 .......................................................          4,755,000      5,022,183
                                                                                                               ------------
                                                                                                                323,129,763
                                                                                                               ------------
  GEORGIA 3.8%
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
    Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ....................................         29,520,000     30,235,565
    Series J, FSA Insured, 5.00%, 1/01/29 ...............................................         10,000,000     10,283,000
  Atlanta Airport Revenue, General,
    Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ................................         18,295,000     19,459,660
    Series G, FSA Insured, 5.00%, 1/01/30 ...............................................         18,285,000     18,789,666
  Atlanta Development Authority Revenue,
    Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24 .......          6,385,000      6,815,157
    Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25 .......          6,955,000      7,432,043
    Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 .......          5,000,000      5,348,050
    Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27 .......          5,000,000      5,352,150
    Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
      1/01/27 ...........................................................................          5,000,000      5,288,550


                                          Quarterly Statement of Investments | 7

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Atlanta Development Authority Student Housing Revenue, Facilities, Piedmont Ellis LLC,
   Series A, XLCA Insured, 5.00%, 9/01/30 ...............................................     $   10,000,000   $ 10,293,700
  Atlanta Water and Wastewater Revenue,
     FSA Insured, 5.00%, 11/01/34 .......................................................         20,205,000     20,780,842
     Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .................................         13,000,000     13,311,740
  Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured, 5.00%, 4/01/28 ......         18,000,000     18,643,140
  De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ...............................         12,000,000     12,756,360
  Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
   5.00%, 1/01/25 .......................................................................          5,000,000      5,194,550
  Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
   Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 .........................         10,000,000     10,486,500
  Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 .......         20,000,000     21,508,200
  Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
   Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ..................................          5,770,000      5,988,279
  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
   MBIA Insured, 5.00%,
    7/01/23 .............................................................................         10,150,000     10,515,299
    7/01/25 .............................................................................         12,160,000     12,570,157
    7/01/26 .............................................................................         12,800,000     13,217,280
  Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
   Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 ............................          5,000,000      5,183,000
                                                                                                               ------------
                                                                                                                269,452,888
                                                                                                               ------------
  HAWAII 1.1%
  Hawaii State Airports System Revenue, Second Series,
    ETM, 6.90%, 7/01/12 .................................................................            500,000        549,140
    MBIA Insured, ETM, 6.90%, 7/01/12 ...................................................            400,000        440,092
  Hawaii State Department of Budget and Finance Special Purpose Revenue,
    Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 .............            500,000        508,800
    Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 ....................................          4,000,000      4,144,600
    Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ...................................            600,000        617,466
    Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ...................................          2,040,000      2,108,116
    Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ...................................          2,410,000      2,464,225
  Hawaii State GO,
    Refunding, Series BW, 6.375%, 3/01/11 ...............................................             95,000        105,019
    Series BW, ETM, 6.375%, 3/01/11 .....................................................              5,000          5,538
    Series CA, 6.00%, 1/01/09 ...........................................................            100,000        105,137
    Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 ...............................          5,000,000      5,352,050
  Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Refunding,
   Series A, FNMA Insured, 5.75%, 7/01/30 ...............................................            480,000        481,968
  Honolulu City and County Board of Water Supply Water System Revenue, Refunding, Series A,
   MBIA Insured, 5.00%, 7/01/36 .........................................................         20,000,000     20,550,000
  Honolulu City and County GO,
    Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 ...................................          5,250,000      5,421,937
    Series 1992, ETM, 6.00%, 12/01/14 ...................................................            150,000        171,747
  Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 .......          1,190,000      1,199,984


8 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  HAWAII (CONTINUED)
  Honolulu City and County Wastewater System Revenue,
    First Bond Resolution, senior series, AMBAC Insured, 5.125%, 7/01/31 ................      $   8,000,000   $  8,235,520
    Second Bond Resolution, Refunding, junior series, FGIC Insured, 5.00%, 7/01/23 ......         10,000,000     10,296,300
    Senior Series A, FGIC Insured, 5.00%, 7/01/30 .......................................         15,000,000     15,489,450
  Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ...................            220,000        237,292
                                                                                                               ------------
                                                                                                                 78,484,381
                                                                                                               ------------
  IDAHO 0.0% c
  Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ...................            260,000        260,845
                                                                                                               ------------
  ILLINOIS 5.1%
  Chicago Board of Education GO, Chicago School Reform, MBIA Insured, Pre-Refunded,
   6.00%, 12/01/16 ......................................................................          9,700,000      9,965,974
  Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ............................................         10,100,000     11,360,783
  Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 .....          8,955,000     10,368,457
  Chicago Sales Tax Revenue, FGIC Insured, Pre-Refunded, 5.375%, 1/01/27 ................          3,060,000      3,187,418
  Chicago SFMR, Collateral, Series A, GNMA Secured, 7.25%, 9/01/28 ......................             15,000         15,065
  Cook County Tinley Park School District No. 140 GO, Refunding, Series A, AMBAC
   Insured, 6.00%, 12/01/15 .............................................................          8,750,000      8,984,675
  Illinois Development Finance Authority Hospital Revenue,
    Adventist Health System, Sunbelt Obligation, Pre-Refunded, 5.65%, 11/15/24 ..........          6,030,000      6,406,935
    Adventist Health System, Sunbelt Obligation, Pre-Refunded, 5.50%, 11/15/29 ..........         20,000,000     21,158,400
    Sisters of St. Francis Health Services, Refunding, MBIA Insured, Pre-Refunded, 5.375%,
     11/01/27 ...........................................................................          5,000,000      5,199,300
  Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A,
   MBIA Insured, 5.50%, 5/15/21 .........................................................         10,000,000     10,343,000
  Illinois HDA Revenue,
    MF Program, Series 1, 6.625%, 9/01/12 ...............................................          5,705,000      5,707,853
    MF Program, Series 1, 6.75%, 9/01/21 ................................................          3,955,000      3,957,057
    MFH, Refunding, Series A, 7.10%, 7/01/26 ............................................          9,305,000      9,338,126
  Illinois Health Facilities Authority Revenue,
    Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
     8/15/25 ............................................................................          9,120,000      9,695,381
    Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
     7/01/18 ............................................................................          7,090,000      7,272,426
    Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ......          2,105,000      2,394,395
    Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ..................          2,885,000      2,978,272
    Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
     11/15/28 ...........................................................................          7,500,000      7,676,775
    South Suburban Hospital, ETM, 7.00%, 2/15/18 ........................................          4,200,000      5,005,854
    Victory Health Services, Series A, Pre-Refunded, 5.75%, 8/15/27 .....................          8,015,000      8,252,965
  Illinois State GO, FSA Insured, 5.00%, 9/01/29 ........................................         12,000,000     12,415,560
  Kane County School District No. 129 GO, Series A, FGIC Insured, Pre-Refunded, 5.25%,
    2/01/22 .............................................................................          5,285,000      5,653,682
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
    Capital Appreciation, 2002, Series A, FGIC Insured, ETM, zero cpn., 6/15/08 .........          7,000,000      6,517,840
    Capital Appreciation, 2002, Series A, FGIC Insured, ETM, zero cpn., 6/15/09 .........          9,275,000      8,293,519


                                          Quarterly Statement of Investments | 9

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ILLINOIS (CONTINUED)
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, (continued)
    Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn., 6/15/08 ...............      $     185,000   $    171,628
    Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn., 6/15/09 ...............            235,000        209,836
    Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn. to
      6/14/12, 5.50% thereafter, 6/15/20 .................................................          8,240,000      6,611,694
    Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn. to
      6/14/12, 5.55% thereafter, 6/15/21 .................................................          6,000,000      4,805,100
    Capital Appreciation, McCormick Place, Refunding, Series B, zero cpn. to 6/14/17,
      5.65% thereafter, 6/15/22 ..........................................................         30,000,000     18,951,900
    Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn., 6/15/08 ................          1,315,000      1,224,423
    Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn., 6/15/09 ................          1,490,000      1,332,328
    FGIC Insured, ETM, 6.50%, 6/15/07 ....................................................              5,000          5,059
    McCormick Place Expansion Project, 6.50%, 6/15/22 ....................................              5,000          5,005
    McCormick Place Expansion Project, 6.50%, 6/15/27 ....................................            555,000        555,599
    McCormick Place Expansion Project, Refunding, FGIC Insured, 5.25%, 12/15/28 ..........         39,580,000     40,898,806
    McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ............            250,000        250,288
    McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn., 6/15/10 ...          7,845,000      6,725,989
    McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn., 6/15/11 ...          9,690,000      7,957,040
    McCormick Place Expansion Project, Series A, FGIC Insured, zero cpn., 6/15/10 ........            155,000        132,790
    McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 ...........         26,795,000     27,355,283
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
   Place Convention Center, ETM, 7.00%, 7/01/26 ..........................................         12,000,000     15,511,800
  Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ....          1,000,000      1,225,130
  Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
   6.625%, 2/01/10 .......................................................................          2,520,000      2,523,377
  University of Illinois University Revenues,
    Auxiliary Facilities, AMBAC Insured, zero cpn., 4/01/10 ..............................         14,250,000     12,300,030
    Auxiliary Facilities System, Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 ......          5,000,000      5,091,150
    Auxiliary Facilities System, Refunding, Series B, FGIC Insured, 5.125%, 4/01/26 ......         12,000,000     12,403,200
  Upper River Valley Development Authority Environmental Facilities Revenue, General
   Electric Co. Project, 5.45%, 2/01/23 ..................................................          3,600,000      3,718,836
  Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27           7,130,000      7,254,205
                                                                                                                ------------
                                                                                                                 359,370,208
                                                                                                                ------------
  INDIANA 1.4%
  Indiana Bond Bank Revenue, Special Program, Hendricks Redevelopment, Series B,
   Pre-Refunded, 6.20%, 2/01/23 ..........................................................          3,500,000      3,610,320
  Indiana Health Facility Financing Authority Hospital Revenue,
    Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 ....................         17,500,000     18,585,175
    Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ..................          1,200,000      1,213,836
  Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
   Refunding, 5.625%, 5/15/28 ............................................................          1,750,000      1,735,720
  Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30 ....          2,000,000      2,058,520


10 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  INDIANA (CONTINUED)
  Indiana State Educational Facilities Authority Revenue,
    DePauw University Project, Refunding, 5.30%, 7/01/16 ................................     $      600,000   $    626,052
    Valparaiso University, Refunding, AMBAC Insured, 5.125%, 10/01/23 ...................          2,015,000      2,085,586
  Indiana State HFA, SFMR, Refunding,
    Series A, 6.75%, 1/01/10 ............................................................          2,365,000      2,373,207
    Series A, 6.80%, 1/01/17 ............................................................         12,835,000     13,009,684
    Series A-2, GNMA Secured, 6.10%, 7/01/22 ............................................            195,000        199,785
  Indiana Transportation Finance Authority Highway Revenue,
    5.375%, 12/01/25 ....................................................................         12,765,000     13,496,945
    Pre-Refunded, 5.375%, 12/01/25 ......................................................          2,235,000      2,372,296
  Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
   MBIA Insured, Pre-Refunded, 5.25%, 7/01/33 ...........................................         19,020,000     20,435,849
  Jasper County EDR, Georgia-Pacific Corp. Project,
    5.625%, 12/01/27 ....................................................................          3,500,000      3,520,230
    Refunding, 6.70%, 4/01/29 ...........................................................          3,000,000      3,142,230
  Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
    8.00%, 1/01/14 ......................................................................             95,000         95,182
  New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
    Pre-Refunded, 5.375%, 1/15/18 .......................................................          1,500,000      1,574,460
  Petersburg PCR, 5.75%, 8/01/21 ........................................................          5,000,000      5,306,000
  PHM Multi-School Building Corp. Industry Revenue, first mortgage, FSA Insured,
   Pre-Refunded, 5.90%, 7/15/14 .........................................................          1,000,000      1,029,590
  Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%,
   7/01/07 ..............................................................................          1,355,000      1,374,864
  Rochester Community Multi-School Building Corp. Revenue, first mortgage, AMBAC Insured,
   5.20%, 1/15/18 .......................................................................          1,000,000      1,036,040
                                                                                                               ------------
                                                                                                                 98,881,571
                                                                                                               ------------
  KANSAS 0.5%
  Burlington PCR, Kansas Gas and Electric Co. Project, Refunding, Series A, MBIA Insured,
   5.30%, 6/01/31 .......................................................................         18,000,000     18,940,140
  Kansas State Department of Transportation and Highway Revenue, Refunding, 5.50%,
   9/01/06 ..............................................................................          1,000,000      1,001,390
  Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
   Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 ..................................          2,000,000      2,081,340
  Kansas State Development Finance Authority Revenue, Water Pollution Control,
   Revolving Fund,
    Refunding, Series II, 5.125%, 11/01/18 ..............................................          3,450,000      3,641,785
    Series II, Pre-Refunded, 5.125%, 11/01/18 ...........................................          1,550,000      1,647,495
  Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%,
   11/15/18 .............................................................................          1,875,000      1,903,838
  Shawnee County USD No. 437 Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
   9/01/20 ..............................................................................          2,500,000      2,578,975
                                                                                                               ------------
                                                                                                                 31,794,963
                                                                                                               ------------


                                         Quarterly Statement of Investments | 11

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY 1.5%
  Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
     8/15/07 ..........................................................................     $    1,640,000   $  1,576,630
     8/15/08 ..........................................................................          4,505,000      4,151,448
     8/15/09 ..........................................................................          4,580,000      4,023,118
     8/15/10 ..........................................................................          4,620,000      3,871,606
     8/15/13 ..........................................................................          6,825,000      5,008,048
     8/15/14 ..........................................................................          6,860,000      4,816,955
     8/15/16 ..........................................................................          7,005,000      4,473,463
     8/15/17 ..........................................................................          7,115,000      4,307,777
b Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc.
  Project,
     Series A, 7.50%, 2/01/20 .........................................................         10,000,000      5,707,700
     Series A, 7.125%, 2/01/21 ........................................................          9,330,000      5,325,937
     Series B, 7.25%, 2/01/22 .........................................................          3,350,000      1,912,247
  Kentucky Economic Development Finance Authority Health System Revenue, Norton
    Healthcare Inc., Refunding,
     Series B, MBIA Insured, zero cpn., 10/01/18 ......................................         10,000,000      5,724,500
     Series C, MBIA Insured, 6.05%, 10/01/19 ..........................................         11,080,000     12,505,885
     Series C, MBIA Insured, 6.10%, 10/01/21 ..........................................          8,925,000     10,047,765
     Series C, MBIA Insured, 6.10%, 10/01/23 ..........................................         16,945,000     19,076,681
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.80%, 10/01/12 ..................................................................          1,000,000      1,014,370
     5.85%, 10/01/17 ..................................................................          5,615,000      5,651,161
  Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, zero cpn.,
    1/01/08 ...........................................................................          5,250,000      4,963,245
                                                                                                             ------------
                                                                                                              104,158,536
                                                                                                             ------------
  LOUISIANA 2.0%
  Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
    10/01/12 ..........................................................................         14,285,000     14,304,713
  Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
   Memorial Hospital Project, Refunding, Series A, Connie Lee Insured,
     6.375%, 12/01/12 .................................................................          4,310,000      4,610,838
     6.50%, 12/01/18 ..................................................................          5,530,000      6,511,243
     6.65%, 12/01/21 ..................................................................          3,145,000      3,148,837
     6.85%, 12/01/22 ..................................................................         11,040,000     11,143,776
  East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue, Series A, 6.80%,
    10/01/28 ..........................................................................          1,075,000      1,076,322
  Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note,
    Series A,
    AMBAC Insured, 5.00%, 7/15/33 .....................................................         30,350,000     30,543,937
  Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
    11/01/27 ..........................................................................          5,655,000      5,803,161
  Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
    5.55%, 6/01/32 ....................................................................          1,245,000      1,260,774
  Lafayette Public Improvement Sales Tax GO, Series B, MBIA Insured, 4.75%, 3/01/30 ...          5,055,000      5,105,095


12 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA (CONTINUED)
  Louisiana Local Government Environmental Facilities and CDA Revenue,
    Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 .....................     $    4,290,000   $  4,357,053
    MBIA Insured, 5.00%, 12/01/26 .......................................................          5,605,000      5,738,904
  Louisiana Public Facilities Authority Revenue,
    Ochsner Clinic Foundation Project, Refunding, Series B, 5.75%, 5/15/23 ..............         10,000,000     10,490,600
    Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 ...............          5,000,000      5,086,750
  Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ....         19,250,000     19,618,830
  Louisiana State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/19 .............          9,000,000      9,433,620
  Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13           2,200,000      2,220,284
  West Feliciana Parish PCR, Gulf States Utilities Co. Project, 7.00%, 11/01/15 .........          3,050,000      3,067,629
                                                                                                               ------------
                                                                                                                143,522,366
                                                                                                               ------------
  MAINE 0.2%
  Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
   6.20%, 9/01/19 .......................................................................          8,000,000      8,419,520
  Maine Health and Higher Educational Facilities Authority Revenue, Series A, MBIA
  Insured,
   5.00%, 7/01/32 .......................................................................          6,045,000      6,208,155
  Maine State Housing Authority Mortgage Purchase Revenue, Refunding, Series D-1, 5.05%,
   11/15/16 .............................................................................             45,000         45,163
                                                                                                               ------------
                                                                                                                 14,672,838
                                                                                                               ------------
  MARYLAND 0.5%
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
   9/01/32 ..............................................................................          3,500,000      3,620,330
  Maryland State EDC Student Housing Revenue, University of Maryland College Park
  Projects,
   Refunding, CIFG Insured, 5.00%, 6/01/33 ..............................................         15,000,000     15,493,200
  Maryland State Health and Higher Educational Facilities Authority Revenue, Johns
   Hopkins University, Series A, 5.00%, 7/01/33 .........................................         10,000,000     10,295,800
  Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%,
   10/01/23 .............................................................................          5,385,000      5,641,972
                                                                                                               ------------
                                                                                                                 35,051,302
                                                                                                               ------------
  MASSACHUSETTS 3.8%
  Massachusetts Bay Transportation Authority Revenue Special Assessment,
    Refunding, Series A, 5.25%, 7/01/30 .................................................          6,785,000      7,056,604
    Series A, Pre-Refunded, 5.25%, 7/01/30 ..............................................         25,740,000     27,112,457
  Massachusetts Bay Transportation Authority Revenue, General Transportation System,
    Refunding, Series C, 5.00%, 3/01/24 .................................................         14,000,000     14,243,740
    Series A, FGIC Insured, 5.00%, 3/01/23 ..............................................          1,035,000      1,053,019
    Series A, FGIC Insured, Pre-Refunded, 5.00%, 3/01/23 ................................          2,965,000      3,014,931
  Massachusetts Bay Transportation Authority Sales Tax Revenue, senior series A, 5.00%,
   7/01/28 ..............................................................................         10,000,000     10,706,100
  Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
   Pre-Refunded, 5.00%, 6/01/22 .........................................................         15,070,000     15,941,950
  Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall
   Redevelopment Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 ................          6,735,000      7,021,035


                                         Quarterly Statement of Investments | 13

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State GO,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ..........................................     $    4,100,000   $  4,343,499
    Series B, ETM, 6.50%, 8/01/08 .......................................................          5,900,000      6,186,445
  Massachusetts State Health and Educational Facilities Authority Revenue,
    Berkshire Health System, Series E, 6.25%, 10/01/31 ..................................          2,250,000      2,381,175
    Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 ..................          4,500,000      4,839,795
    Harvard University, Series FF, 5.00%, 7/15/22 .......................................         13,550,000     14,158,666
  Massachusetts State Industrial Finance Agency Health Care Facilities Revenue,
   Jewish Geriatric Services Inc., Series B, Pre-Refunded,
    5.375%, 5/15/17 .....................................................................          1,965,000      2,025,935
    5.50%, 5/15/27 ......................................................................          5,000,000      5,159,800
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
    5.65%, 10/01/17 .....................................................................          2,295,000      2,367,430
    5.70%, 10/01/27 .....................................................................          7,375,000      7,597,504
  Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
   MBIA Insured, 5.75%, 7/01/39 .........................................................         10,150,000     10,386,495
  Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
   FSA Insured, 5.00%, 8/15/30 ..........................................................         15,000,000     15,551,400
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
    Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ...................................         52,130,000     52,681,535
    Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 ..............................          5,000,000      5,173,550
    sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .......................         21,350,000     21,660,642
  Massachusetts State Water Pollution Abatement Trust Revenue,
    Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 .............          5,000,000      5,143,300
    Water Revenue Authority Program, Sub Series A, 5.75%, 8/01/29 .......................          5,210,000      5,514,212
    Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 .........          1,290,000      1,374,353
  Route 3 North Transportation Improvement Assn. Massachusetts Lease Revenue,
   MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 ..........................................         16,405,000     17,343,366
                                                                                                               ------------
                                                                                                                270,038,938
                                                                                                               ------------
  MICHIGAN 3.6%
  Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ..............................          6,300,000      6,448,995
  Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 .................................          5,310,000      5,516,825
  Coldwater Community Schools GO, MBIA Insured, Pre-Refunded, zero cpn., 5/01/18 ........          5,935,000      3,008,689
  Detroit City School District GO,
   School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
     5/01/23 ............................................................................          2,000,000      2,131,700
   School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/33 ........         16,870,000     17,275,892
   Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 .................................         14,925,000     15,872,738
  Detroit Sewage Disposal Revenue,
   second lien, Series A, MBIA Insured, 5.00%, 7/01/30 ..................................         10,000,000     10,311,500
   senior lien, Refunding, Series A, FGIC Insured, 5.125%, 7/01/31 ......................         10,000,000     10,312,200
   Series A, MBIA Insured, 5.00%, 7/01/27 ...............................................         15,000,000     15,262,200
  Detroit Water Supply System Revenue,
   second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ..................................          5,000,000      5,421,250
   senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ..................................         17,575,000     17,973,249
   senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 ..................................          6,170,000      6,570,001
   senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ....................          7,060,000      7,501,462


14 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..........      $   8,625,000   $  8,854,943
  Harrison Community Schools GO, AMBAC Insured, zero cpn., 5/01/20 ......................          6,000,000      2,617,200
  Jackson County Building Authority Revenue, AMBAC Insured, Pre-Refunded, 5.60%,
   5/01/30 ..............................................................................          4,145,000      4,407,337
  Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A,
   6.25%, 5/15/27 .......................................................................          1,750,000      1,817,340
  Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I,
   5.00%, 10/15/24 ......................................................................         31,350,000     32,360,724
  Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
   MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .........................................         18,000,000     19,473,120
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
   Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ......         10,000,000     10,354,700
  Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded,
     5.00%, 11/01/25 ....................................................................         16,250,000     17,136,762
     5.25%, 11/01/30 ....................................................................         10,000,000     10,663,400
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
   MBIA Insured, 5.25%, 11/15/31 ........................................................         10,000,000     10,329,500
  Southgate Community School District GO, FGIC Insured,
     5.00%, 5/01/25 .....................................................................          2,740,000      2,794,663
     Pre-Refunded, 5.00%, 5/01/25 .......................................................          2,760,000      2,849,755
  West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 .......................          5,000,000      5,161,900
                                                                                                               ------------
                                                                                                                252,428,045
                                                                                                               ------------
  MINNESOTA 2.2%
  Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 ......................          9,100,000      9,255,792
  Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 .....          1,500,000      1,545,060
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
    Series A, FGIC Insured, 5.125%, 1/01/31 .............................................         10,000,000     10,274,600
    Series A, FGIC Insured, 5.25%, 1/01/32 ..............................................         32,025,000     33,208,324
    Series A, FGIC Insured, Pre-Refunded, 5.75%, 1/01/32 ................................          5,000,000      5,357,950
    Series C, FGIC Insured, 5.25%, 1/01/26 ..............................................         19,000,000     19,794,960
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
    Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..................................            510,000        531,767
    Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ...............................         25,300,000     26,441,789
  Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/30 ..............          5,000,000      5,069,400
  Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
   10/20/33 .............................................................................         11,075,000     11,547,459
  Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 ..         20,000,000     20,784,200
  Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%,
   10/20/33 .............................................................................          8,105,000      8,438,602
  University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13 ........................          1,250,000      1,390,462
                                                                                                               ------------
                                                                                                                153,640,365
                                                                                                               ------------
  MISSISSIPPI 1.5%
  Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ........         36,500,000     36,677,755
  Jackson County Environmental Improvement Revenue, International Paper Co. Project,
   6.70%, 5/01/24 .......................................................................          3,500,000      3,706,290


                                         Quarterly Statement of Investments | 15

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSISSIPPI (CONTINUED)
  Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
    5.875%, 4/01/22 .....................................................................     $   40,000,000   $ 40,126,800
    5.90%, 5/01/22 ......................................................................          8,250,000      8,289,600
  Mississippi State GO, Refunding, 5.75%, 12/01/12 ......................................          2,000,000      2,203,240
  Mississippi State University Educational Building Corp. Revenue, Residence Hall and
   Campus Improvement, MBIA Insured, 5.00%, 8/01/35 .....................................         13,265,000     13,662,021
                                                                                                               ------------
                                                                                                                104,665,706
                                                                                                               ------------
  MISSOURI 1.2%
  Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ..............          9,095,000      9,443,884
  Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
  Foundation,
   Series A, MBIA Insured, 5.00%, 12/01/30 ..............................................         11,500,000     11,823,840
  Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
   10/15/28 .............................................................................          8,250,000      8,354,858
  Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
    Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 ...................................            230,000        235,242
    Series A, AMBAC Insured, 5.25%, 6/01/21 .............................................          8,740,000      9,220,001
    Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21 ...............................          8,760,000      9,392,034
    Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/22 ................................          4,270,000      4,406,170
  St. Louis Airport Revenue,
    Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/20 .................          5,000,000      5,195,900
    Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 .................          7,250,000      7,507,955
    Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/27 .................         12,390,000     12,733,822
  Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., 5.40%,
   5/15/28 ..............................................................................          4,000,000      4,020,000
                                                                                                               ------------
                                                                                                                 82,333,706
                                                                                                               ------------
  MONTANA 0.4%
  Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%,
   3/01/31 ..............................................................................         30,000,000     30,953,100
                                                                                                               ------------
  NEBRASKA 0.5%
  Adams County School District No. 018 GO, Hastings Public Schools, FSA Insured, 5.00%,
   12/15/31 .............................................................................          5,795,000      6,027,785
  Lincoln Electric System Revenue, 5.00%, 9/01/31 .......................................          8,645,000      8,918,355
  Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Series A,
    AMBAC Insured, 5.125%, 4/01/26 ......................................................         12,500,000     13,025,375
  Omaha Public Power District Separate Electricity Revenue, System, Nebraska City 2,
  Series A,
   AMBAC Insured, 5.00%, 2/01/30 ........................................................          5,000,000      5,192,300
  University of Nebraska University Revenues, Kearney Student Fees and Facilities, 5.00%,
   7/01/30 ..............................................................................          5,000,000      5,147,350
                                                                                                               ------------
                                                                                                                 38,311,165
                                                                                                               ------------
  NEVADA 1.9%
  Clark County Airport Revenue, sub. lien,
    Series A-2, FGIC Insured, 5.125%, 7/01/27 ...........................................         10,000,000     10,405,000
    Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31 ................................         20,000,000     21,269,000


16 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEVADA (CONTINUED)
  Director of the State Department of Business and Industry Revenue, Las Vegas
    Monorail Project, AMBAC Insured, zero cpn., 1/01/25 .................................     $    3,080,000   $  1,236,281
    AMBAC Insured, zero cpn., 1/01/26 ...................................................          3,815,000      1,451,722
    AMBAC Insured, zero cpn., 1/01/27 ...................................................          3,000,000      1,081,830
    AMBAC Insured, zero cpn., 1/01/28 ...................................................         13,315,000      4,548,404
    AMBAC Insured, zero cpn., 1/01/29 ...................................................          8,410,000      2,720,383
    first tier, AMBAC Insured, 5.625%, 1/01/32 ..........................................         21,995,000     23,522,113
    first tier, AMBAC Insured, 5.625%, 1/01/34 ..........................................         15,000,000     16,001,700
  Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A,
    5.25%, 7/01/18 ......................................................................         13,815,000     14,080,662
    Pre-Refunded, 5.25%, 7/01/18 ........................................................          9,870,000     10,224,728
  Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured,
   6.30%, 7/01/22 .......................................................................          4,500,000      4,505,220
  Nevada Housing Division Revenue, SF Program, senior issue, Refunding,
    Series A-1, 6.25%, 10/01/26 .........................................................            460,000        460,580
    Series C-2, FHA Insured, 6.75%, 10/01/26 ............................................            320,000        320,198
  Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
   12/01/17 .............................................................................         10,275,000     10,391,929
  Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
   1/15/23 ..............................................................................          5,000,000      5,281,450
  Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%,
   12/01/14 .............................................................................          5,000,000      5,178,200
  Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
   7/01/24 ..............................................................................          5,000,000      5,115,500
                                                                                                               ------------
                                                                                                                137,794,900
                                                                                                               ------------
  NEW HAMPSHIRE 0.3%
  Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
   6/20/33 ..............................................................................          5,681,000      5,845,863
  New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
    6.00%, 10/01/24 .....................................................................          2,000,000      2,172,760
    5.75%, 10/01/31 .....................................................................          1,000,000      1,050,730
  New Hampshire Health and Educational Facilities Authority Revenue, The Memorial
   Hospital, 5.25%,
    6/01/26 .............................................................................          1,000,000      1,010,020
    6/01/36 .............................................................................          1,100,000      1,101,595
  New Hampshire Higher Educational and Health Facilities Authority Revenue,
    The Hitchcock Clinic, MBIA Insured, Pre-Refunded, 6.00%, 7/01/27 ....................          4,275,000      4,446,769
    New Hampshire Catholic Charities, 5.80%, 8/01/22 ....................................          1,000,000      1,004,080
    Rivier College, Refunding, 5.60%, 1/01/28 ...........................................          4,590,000      4,708,422
  New Hampshire State HFA, SFMR, Series E,
    6.75%, 7/01/19 ......................................................................            345,000        346,118
    6.80%, 7/01/25 ......................................................................            265,000        265,951
                                                                                                               ------------
                                                                                                                 21,952,308
                                                                                                               ------------


                                         Quarterly Statement of Investments | 17

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY 2.4%
  Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
   5.00%, 8/01/23 .......................................................................     $    5,000,000   $  5,164,550
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
    Series 1, 6.00%, 1/01/19 ............................................................          2,100,000      2,107,560
    Series 1, 6.00%, 1/01/29 ............................................................          5,000,000      5,004,250
    Series 2, 6.125%, 1/01/19 ...........................................................          2,000,000      2,014,820
    Series 2, 6.125%, 1/01/29 ...........................................................          5,000,000      5,023,250
  New Jersey EDA Lease Revenue, International Center for Public Health Project,
   University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ..................          5,000,000      5,353,150
  New Jersey EDA Revenue,
    Cigarette Tax, 5.75%, 6/15/29 .......................................................         20,000,000     21,164,200
    Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .............         10,000,000     10,336,100
    Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .............          5,000,000      5,168,050
    School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ..............          7,500,000      7,595,325
    School Facilities Construction, Series O, 5.125%, 3/01/28 ...........................         20,000,000     20,851,800
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
   Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ................................         12,400,000     13,121,928
  New Jersey State Turnpike Authority Turnpike Revenue,
    Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
      5.15% thereafter, 1/01/35 .........................................................         10,000,000      6,713,600
    Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ................................          7,500,000      7,935,225
    Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ................................         13,000,000     13,713,050
    Series C, FSA Insured, 5.00%, 1/01/30 ...............................................         15,845,000     16,450,279
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Refunding, 5.75%, 6/01/32 ...         22,300,000     23,306,622
                                                                                                               ------------
                                                                                                                171,023,759
                                                                                                               ------------
  NEW MEXICO 0.0%c
  New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A,
   Pre-Refunded, 6.00%, 6/15/13 .........................................................          1,000,000      1,077,620
                                                                                                               ------------
  NEW YORK 11.9%
  Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ........         25,000,000     27,422,250
  Long Island Power Authority Electric System Revenue, General, Series A, MBIA Insured,
   Pre-Refunded, 5.25%, 12/01/26 ........................................................         10,000,000     10,371,700
  MTA Commuter Facilities Revenue, Series A,
    FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 ..........................................          8,950,000      9,332,881
    Pre-Refunded, 5.25%, 7/01/28 ........................................................          5,000,000      5,335,700
    Pre-Refunded, 6.125%, 7/01/29 .......................................................         15,040,000     16,041,514
  MTA Dedicated Tax Fund Revenue, Series A,
    FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..........................................         12,500,000     13,466,375
    FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 .........................................         14,250,000     15,102,720
    MBIA Insured, ETM, 6.25%, 4/01/11 ...................................................          1,280,000      1,413,299
  MTA Revenue,
    Refunding, Series E, 5.25%, 11/15/31 ................................................         10,000,000     10,400,300
    Refunding, Series U, 5.125%, 11/15/31 ...............................................         20,720,000     21,294,980
    Series A, MBIA Insured, 4.75%, 11/15/27 .............................................         15,000,000     15,303,900


18 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  MTA Transit Facilities Revenue,
    Series A, FSA Insured, Pre-Refunded, 6.00%, 7/01/16 .................................     $    3,630,000   $  3,785,291
    Series A, Pre-Refunded, 6.00%, 7/01/24 ..............................................          5,000,000      5,315,850
    Series A, Pre-Refunded, 5.625%, 7/01/27 .............................................         10,800,000     11,238,264
    Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 ...........................         15,000,000     16,395,000
  Nassau County GO,
    Improvement, Refunding, Series F, 6.625%, 3/01/08 ...................................          7,325,000      7,634,115
    Water Utility Improvements, Series F, 6.625%, 3/01/07 ...............................          7,070,000      7,186,443
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
   Pre-Refunded, 5.75%, 8/01/29 .........................................................         10,000,000     10,743,400
  New York City GO,
    Refunding, Series B, 6.20%, 8/15/06 .................................................          1,200,000      1,200,972
    Refunding, Series B, 6.125%, 8/01/09 ................................................              5,000          5,005
    Refunding, Series H, 6.25%, 8/01/15 .................................................            725,000        748,439
    Refunding, Series H, 6.125%, 8/01/25 ................................................          4,155,000      4,285,550
    Series B, Pre-Refunded, 6.00%, 8/15/26 ..............................................          2,000,000      2,031,500
    Series D, 8.00%, 8/01/16 ............................................................              5,000          5,101
    Series D, 5.50%, 6/01/24 ............................................................         23,940,000     25,507,113
    Series E, 6.50%, 12/01/12 ...........................................................             20,000         20,172
    Series E, Pre-Refunded, 6.00%, 8/01/26 ..............................................          3,000,000      3,045,000
    Series F, 5.25%, 1/15/23 ............................................................         20,000,000     20,842,600
    Series F, Pre-Refunded, 6.00%, 8/01/13 ..............................................         14,000,000     14,210,000
    Series G, Pre-Refunded, 6.00%, 10/15/26 .............................................         15,335,000     15,900,248
    Series H, Pre-Refunded, 6.25%, 8/01/15 ..............................................         12,310,000     12,732,356
    Series H, Pre-Refunded, 6.125%, 8/01/25 .............................................         61,630,000     63,669,953
    Series I, 6.25%, 4/15/13 ............................................................          1,480,000      1,518,080
    Series I, Pre-Refunded, 6.25%, 4/15/13 ..............................................         35,130,000     36,083,428
    Series I, Pre-Refunded, 6.25%, 4/15/27 ..............................................          7,000,000      7,192,430
    Series J, Pre-Refunded, 6.00%, 8/01/21 ..............................................         28,260,000     29,161,212
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Pre-Refunded, 5.50%, 6/15/33 ........................................................         55,000,000     58,969,900
    Refunding, Series D, 5.25%, 6/15/25 .................................................         10,000,000     10,579,700
    Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ................................         10,000,000     10,577,700
    Series A, Pre-Refunded, 5.75%, 6/15/30 ..............................................          8,000,000      8,516,080
    Series B, AMBAC Insured, Pre-Refunded, 5.25%, 6/15/29 ...............................          8,000,000      8,185,360
    Series B, FGIC Insured, Pre-Refunded, 5.25%, 6/15/29 ................................          4,855,000      4,967,490
    Series B, FSA Insured, Pre-Refunded, 5.25%, 6/15/29 .................................          4,030,000      4,123,375
    Series B, Pre-Refunded, 5.75%, 6/15/29 ..............................................         15,000,000     15,404,400
    Series G, FSA Insured, 5.125%, 6/15/32 ..............................................         24,215,000     25,061,072
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
    Series B, 5.00%, 5/01/30 ............................................................          7,500,000      7,697,550
    Series B, Pre-Refunded, 6.00%, 11/15/29 .............................................         10,000,000     10,884,100
    Series C, Pre-Refunded, 5.50%, 11/01/20 .............................................          5,000,000      5,351,650
    Series C, Pre-Refunded, 5.50%, 11/01/24 .............................................          4,200,000      4,495,386
    Series D, 5.00%, 2/01/27 ............................................................         10,000,000     10,307,200
    Series E, 5.00%, 2/01/28 ............................................................          8,885,000      9,147,907


                                         Quarterly Statement of Investments | 19

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
   Pre-Refunded, 5.40%, 1/01/19 .........................................................     $   15,000,000   $ 15,932,100
  New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
   AMBAC Insured, 5.125%, 7/01/31 .......................................................          8,000,000      8,340,960
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
   AMBAC Insured, 5.00%, 11/15/30 .......................................................         10,000,000     10,375,300
  New York State Dormitory Authority Lease Revenue, Court Facilities, Pre-Refunded, 6.00%,
   5/15/39 ..............................................................................         16,000,000     17,384,960
  New York State Dormitory Authority Revenue, State University Educational Facilities,
   5.125%, 5/15/21 ......................................................................          7,165,000      7,364,975
  New York State Dormitory Authority Revenues,
    City University System, Consolidated Third, Refunding, Series 1, 5.25%, 7/01/25 .....         10,000,000     10,341,900
    Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ......................         14,290,000     14,745,851
    Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ......................          4,830,000      4,977,750
    Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 ................          5,000,000      5,140,600
    Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 ................          8,000,000      8,235,520
    Supported Debt, Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 .........            245,000        252,590
    Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 .........             80,000         82,331
    Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ......          3,465,000      3,575,534
    Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ......             90,000         92,753
    Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 .....          6,570,000      6,713,029
    Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
      7/01/28 ...........................................................................          3,430,000      3,583,664
  New York State HFA Service Contract Obligation Revenue, Refunding, Series C, 5.50%,
   9/15/22 ..............................................................................         17,505,000     18,142,532
  New York State HFAR, Housing Project Mortgage, Refunding, Series A, FSA Insured,
    6.10%, 11/01/15 .....................................................................          4,370,000      4,455,739
    6.125%, 11/01/20 ....................................................................          3,660,000      3,736,531
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
   FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ............................................          1,420,000      1,542,191
  New York State Urban Development Corp. Revenue, Youth Facilities, Pre-Refunded, 6.00%,
   4/01/17 ..............................................................................         11,720,000     12,122,582
  Onondaga County GO,
    5.875%, 2/15/12 .....................................................................            300,000        330,483
    ETM, 5.875%, 2/15/12 ................................................................            700,000        772,597
  Triborough Bridge and Tunnel Authority Revenues, General Purpose,
    Refunding, Series A, 5.00%, 1/01/27 .................................................          5,000,000      5,142,850
    Series A, 5.00%, 1/01/32 ............................................................          3,085,000      3,146,361
    Series A, Pre-Refunded, 5.00%, 1/01/32 ..............................................         16,915,000     17,915,861
    Series B, Pre-Refunded, 5.50%, 1/01/30 ..............................................         15,000,000     16,810,200
    Series X, ETM, 6.625%, 1/01/12 ......................................................          1,800,000      2,012,760
    Series Y, ETM, 5.90%, 1/01/07 .......................................................            500,000        504,520
    Series Y, ETM, 6.00%, 1/01/12 .......................................................          1,000,000      1,079,470
                                                                                                               ------------
                                                                                                                845,066,505
                                                                                                               ------------


20 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA 3.1%
  Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .....................     $    6,000,000   $  6,185,520
  Charlotte COP, Transit Projects, Phase II, Series E, 5.00%, 6/01/30 ...................         15,940,000     16,420,591
  North Carolina Eastern Municipal Power Agency Power System Revenue,
    Refunding, Series A, 5.75%, 1/01/26 .................................................         65,350,000     68,752,121
    Refunding, Series B, 6.00%, 1/01/22 .................................................          1,250,000      1,400,363
    Refunding, Series B, 6.25%, 1/01/23 .................................................         39,030,000     45,162,784
    Refunding, Series B, 5.75%, 1/01/24 .................................................         35,140,000     37,002,771
    Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ...................................          1,280,000      1,281,459
    Refunding, Series D, 5.125%, 1/01/23 ................................................         12,000,000     12,258,960
    Refunding, Series D, 5.125%, 1/01/26 ................................................          3,000,000      3,053,130
    Series D, 6.70%, 1/01/19 ............................................................          2,000,000      2,174,620
    Series D, 6.75%, 1/01/26 ............................................................          5,000,000      5,444,450
  North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
   FSA Insured, 4.75%, 9/01/24 ..........................................................          6,970,000      6,978,991
  University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 .....          5,000,000      5,097,300
  Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28 ...........         11,000,000     11,708,400
                                                                                                               ------------
                                                                                                                222,921,460
                                                                                                               ------------
  OHIO 3.0%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
   Children's Hospital Center, FSA Insured, 5.00%, 11/15/31 .............................          9,250,000      9,494,940
  Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
    12/01/26 ............................................................................          6,085,000      6,295,784
    12/01/27 ............................................................................          3,185,000      3,299,373
  Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 ...............         20,000,000     20,467,600
  Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 ......          5,000,000      5,173,100
  Columbus City School District GO, School Facilities Construction and Improvement,
   FGIC Insured, 5.00%, 12/01/28 ........................................................         16,000,000     16,502,720
  Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 ......         17,100,000     19,024,776
  Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
   Refunding,
    Series A, 5.625%, 2/01/18 ...........................................................          6,000,000      6,292,620
    Series E, 6.05%, 10/01/09 ...........................................................          4,000,000      4,259,320
    Series F, 6.05%, 10/01/09 ...........................................................          2,750,000      2,928,283
  Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue,
    MBIA Insured, Pre-Refunded, 5.00%, 12/01/27 .........................................          6,145,000      6,309,809
    Refunding, MBIA Insured, 5.00%, 12/01/27 ............................................          1,355,000      1,383,184
  Hamilton County Sales Tax Revenue, Refunding, Series B, AMBAC Insured, 5.25%,
   12/01/32 .............................................................................         10,000,000     10,402,900
  Kettering City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
   12/01/30 .............................................................................          7,450,000      7,693,988
  Little Miami Local School District GO, School Improvement, FSA Insured, 5.00%,
   12/01/34 .............................................................................          4,000,000      4,150,120


                                         Quarterly Statement of Investments | 21

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
   Pre-Refunded,
    5.50%, 12/01/10 .....................................................................     $    1,300,000   $  1,368,809
    5.60%, 12/01/11 .....................................................................          1,000,000      1,056,030
    5.65%, 12/01/12 .....................................................................            925,000        978,262
  Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
    5.375%, 12/01/20 ....................................................................          4,275,000      4,582,757
    5.45%, 12/01/25 .....................................................................          3,000,000      3,224,880
  Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
   Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%, 6/01/19 .........         18,000,000     18,511,740
  Pickerington Local School District GO, School Facilities Construction and Improvement,
   FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 ..........................................         15,000,000     15,867,450
  Springboro Community City School District GO, School Improvement, MBIA Insured, 5.00%,
   12/01/27 .............................................................................         10,350,000     10,742,989
  University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
   1/01/29 ..............................................................................         11,305,000     12,114,325
  University of Cincinnati COP,
    Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 ......................          4,000,000      4,106,560
    University Center Project, MBIA Insured, Pre-Refunded, 5.125%, 6/01/24 ..............         10,500,000     10,624,635
  University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, 5.25%,
   6/01/24 ..............................................................................          5,000,000      5,244,900
                                                                                                               ------------
                                                                                                                212,101,854
                                                                                                               ------------
  OKLAHOMA 0.1%
  Stillwater Medical Center Authority Revenue,
    Series A, Pre-Refunded, 6.10%, 5/15/09 ..............................................          1,485,000      1,531,392
    Series B, Pre-Refunded, 6.35%, 5/15/12 ..............................................          1,130,000      1,174,341
    Series B, Pre-Refunded, 6.50%, 5/15/19 ..............................................          3,390,000      3,526,922
  Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
   6.00%, 8/15/14 .......................................................................          4,000,000      4,119,840
                                                                                                               ------------
                                                                                                                 10,352,495
                                                                                                               ------------
  OREGON 0.9%
  Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ............         10,500,000     10,889,760
  Jackson County School District No. 6 Central Point GO, FGIC Insured, Pre-Refunded, 5.25%,
   6/15/20 ..............................................................................          4,000,000      4,210,960
  Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
   10/15/13 .............................................................................          1,250,000      1,406,638
  Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
   Pre-Refunded, 6.00%, 5/01/26 .........................................................         10,000,000     10,840,000
  Oregon State EDR, Georgia Pacific Corp. Project,
     Refunding, Series 183, 5.70%, 12/01/25 .............................................          3,500,000      3,533,425
   d Series CLVII, 6.35%, 8/01/25 .......................................................          5,500,000      5,545,430
  Oregon State GO, State Board of Higher Education, Series A, 5.00%,
     8/01/26 ............................................................................         18,630,000     19,317,217
     8/01/27 ............................................................................          6,955,000      7,272,704
                                                                                                               ------------
                                                                                                                 63,016,134
                                                                                                               ------------


22 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA 4.6%
  Allegheny County Hospital Development Authority Revenue, Health System, Refunding,
   Series A, MBIA Insured, 6.50%, 11/15/30 ..............................................     $   10,000,000   $ 11,151,600
  Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 5.50%,
   12/01/29 .............................................................................         10,000,000     10,330,600
  Allegheny County Port Authority Special Revenue, Transportation, Refunding, FGIC
   Insured, 5.00%, 3/01/29 ..............................................................         10,000,000     10,258,700
  Berks County GO, AMBAC Insured, 5.00%, 11/15/25 .......................................          5,000,000      5,067,400
  Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 ............          5,000,000      5,309,900
  Delaware County Authority University Revenue, Villanova University, Series A, MBIA
   Insured, 5.00%, 12/01/18 .............................................................          7,090,000      7,283,982
  Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
    1/01/22 .............................................................................          8,500,000      9,002,945
    1/01/26 .............................................................................         10,000,000     10,581,900
  Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
   AMBAC Insured, 5.60%, 7/01/17 ........................................................          5,000,000      5,515,300
  Erie Water Authority Water Revenue, Series A, MBIA Insured, Pre-Refunded, 5.20%,
   12/01/30 .............................................................................         18,700,000     19,960,193
  Montgomery County IDA Retirement Community Revenue, Adult Community Total Services
   Retirement-Life Communities Inc., 5.25%, 11/15/28 ....................................          2,500,000      2,515,975
  Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
   5.25%, 10/01/30 ......................................................................         12,150,000     12,681,319
  Pennsylvania State GO, First Series, FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 .......          5,000,000      5,287,400
  Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
   7/15/31 ..............................................................................          5,850,000      6,215,216
  Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
   5.25%, 10/01/30 ......................................................................         15,630,000     16,185,646
  Philadelphia Gas Works Revenue,
    Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 .......................................          5,000,000      5,160,750
    Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 ..............................          5,000,000      5,060,600
  Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 .........................................          5,000,000      5,053,150
  Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
    Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.30%,
     1/01/18 ............................................................................          2,825,000      2,925,062
    Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.35%,
     1/01/23 ............................................................................          5,690,000      5,850,174
    Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.375%,
     1/01/28 ............................................................................          3,700,000      3,796,459
    Temple University Hospital, 5.875%, 11/15/23 ........................................          5,000,000      5,069,200
  Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 ..         15,000,000     15,603,750
  Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
    4/15/29 .............................................................................         10,965,000     11,339,455
    4/15/30 .............................................................................         12,000,000     12,392,280
  Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 ..         14,050,000     15,178,215
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 ....         25,000,000     25,590,250
  Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
   5.125%, 2/01/35 ......................................................................         15,000,000     15,377,850


                                         Quarterly Statement of Investments | 23

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
   Sales Tax, AMBAC Insured, 5.25%, 2/01/31 .............................................     $    5,000,000   $  5,197,600
  Southmoreland School District GO, MBIA Insured, 5.00%, 4/01/25 ........................          6,800,000      7,080,840
  State Public School Building Authority School Revenue,
    Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ..................          9,500,000      9,792,220
    Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ...................         32,000,000     32,778,560
  Washington County Authority Revenue, Capital Projects and Equipment Program,
   Refunding, AMBAC Insured, 6.15%, 12/01/29 ............................................          2,400,000      2,620,104
                                                                                                               ------------
                                                                                                                323,214,595
                                                                                                               ------------
  RHODE ISLAND 1.1%
  Narragansett Bay Commission Wastewater System Revenue, Series A, MBIA Insured, 5.00%,
   8/01/30 ..............................................................................          7,990,000      8,264,856
  Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing,
   Series A, Pre-Refunded,
    5.875%, 9/15/23 .....................................................................          2,000,000      2,083,120
    6.00%, 9/15/33 ......................................................................          3,000,000      3,132,240
  Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
    Refunding, Series 15-A, 6.85%, 10/01/24 .............................................            620,000        620,763
    Refunding, Series 25-A, 4.95%, 10/01/16 .............................................            140,000        140,197
    Series 10-A, 6.50%, 10/01/22 ........................................................            475,000        475,608
    Series 10-A, 6.50%, 4/01/27 .........................................................            265,000        265,331
  Rhode Island State Economic Development Corp. Airport Revenue, Series B, MBIA Insured,
   5.00%,
    7/01/27 .............................................................................         12,280,000     12,662,522
    7/01/30 .............................................................................         14,965,000     15,397,937
  Rhode Island State Health and Educational Building Corp. Revenue,
    Health Facilities, St. Antoine, Series B, 6.125%, 11/15/29 ..........................          8,250,000      8,635,523
    Higher Education Facility, University of Rhode Island, Refunding, Series A, AMBAC
    Insured,
    5.00%, 9/15/30 ......................................................................         10,000,000     10,377,600
    Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21 .......................            925,000      1,016,760
    Hospital Financing, Lifespan Obligated Group, Pre-Refunded, 6.375%, 8/15/21 .........          6,075,000      6,883,279
    Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured,
    5.00%,
    5/15/26 .............................................................................          5,000,000      5,159,800
  Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured, 5.00%,
    5/15/32 .............................................................................          3,000,000      3,076,830
                                                                                                               ------------
                                                                                                                 78,192,366
                                                                                                               ------------
  SOUTH CAROLINA 1.3%
  Beaufort-Jasper Water and Sewer Authority Waterworks and Sewer System Revenue,
   Refunding, FSA Insured, 5.00%, 3/01/26 ...............................................          7,750,000      7,985,213
  Charleston Educational Excellence Finance Corp. Revenue, Charleston County School
    District,
    5.25%, 12/01/30 .....................................................................          8,000,000      8,359,360
  Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured,
    5.00%, 10/01/28 .....................................................................          8,000,000      8,266,800
  Greenville County School District Installment Purchase Revenue, Building Equity Sooner
   Tomorrow, Refunding, 5.00%, 12/01/28 .................................................          7,500,000      7,706,700


24 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  SOUTH CAROLINA (CONTINUED)
  Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
   County Project, 5.00%, 12/01/26 ......................................................     $   10,000,000   $  9,974,000
  Medical University of South Carolina Hospital Authority Hospital Facilities Revenue,
   Mortgage, Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 ..........................         13,860,000     14,181,829
  Newberry Investing in Children's Education Installment Revenue, Newberry County School
   District Project, 5.00%, 12/01/30 ....................................................          4,000,000      3,999,720
  South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%,
   1/01/33 ..............................................................................         31,835,000     33,077,520
                                                                                                               ------------
                                                                                                                 93,551,142
                                                                                                               ------------
  SOUTH DAKOTA 0.2%
  South Dakota Health and Educational Facilities Authority Revenue, Avera Health Issue,
   AMBAC Insured, 5.25%, 7/01/22 ........................................................         15,425,000     16,326,900
                                                                                                               ------------
  TENNESSEE 0.8%
  Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/19 ................          6,000,000      6,317,100
  Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
   Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 ............          7,000,000      7,532,910
  Knox County Health Educational and Housing Facilities Board Hospital Facilities
  Revenue,
   Refunding and Improvement, Series A, FSA Insured, 5.00%, 1/01/22 .....................          5,000,000      5,157,350
  Knoxville Wastewater System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
   4/01/30 ..............................................................................          7,850,000      8,134,170
  Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ..............................................          3,000,000      3,087,420
  Metropolitan Government of Nashville and Davidson County District Energy Revenue,
  Series A,
   AMBAC Insured, 5.00%, 10/01/25 .......................................................          5,460,000      5,643,729
  Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 ..............         20,000,000     21,663,800
  Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%,
   7/01/15 ..............................................................................            470,000        473,224
                                                                                                               ------------
                                                                                                                 58,009,703
                                                                                                               ------------
  TEXAS 5.1%
  Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 ......         10,000,000     10,277,100
  Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health
  Services,
   FSA Insured, ETM,
    6.00%, 11/15/15 .....................................................................          7,500,000      7,631,775
    6.10%, 11/15/23 .....................................................................          8,300,000      8,529,744
  Bexar County HFC, MFHR,
    American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ................          6,000,000      6,213,660
    Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 .............          1,000,000      1,053,820
    Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 ..............          2,845,000      3,002,243
  Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding, MBIA Insured,
    5.875%, 5/01/22 .....................................................................          2,860,000      2,891,689
    6.35%, 5/01/25 ......................................................................          1,890,000      1,911,414
  Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 .......................................          2,005,000      2,097,090
  Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ...............................          1,000,000      1,052,740
  Castleberry ISD Revenue, Pre-Refunded, 6.00%, 8/15/25 .................................            175,000        175,135
  Dallas ISD, GO, Refunding, 5.25%, 2/15/20 .............................................          2,000,000      2,110,780


                                         Quarterly Statement of Investments | 25

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
   FGIC Insured, 5.625%, 11/01/26 .......................................................      $  85,000,000   $ 89,214,300
  Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ............          4,135,000      4,558,796
  Duncanville ISD, GO,
    Refunding, Series B, 5.25%, 2/15/32 .................................................             50,000         52,191
    Series B, Pre-Refunded, 5.25%, 2/15/32 ..............................................          9,850,000     10,541,371
  Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30 ....................................          2,000,000      2,113,440
  Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, USX Corp.
  Projects,
   Refunding, 5.50%, 9/01/17 ............................................................          3,250,000      3,350,750
  Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
   4/01/32 ..............................................................................          3,000,000      3,099,000
  Hays Consolidated ISD GO, Capital Appreciation, Pre-Refunded, zero cpn.,
    8/15/19 .............................................................................          5,285,000      2,696,671
    8/15/21 .............................................................................          8,420,000      3,791,442
    8/15/22 .............................................................................          8,470,000      3,586,198
  Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded, 5.25%,
   8/15/21 ..............................................................................          2,500,000      2,659,900
  Houston Airport System Revenue, sub. lien, Refunding, Series B, FSA Insured, 5.50%,
   7/01/30 ..............................................................................          2,000,000      2,103,840
  Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project,
   FGIC Insured, 5.125%, 3/01/28 ........................................................         15,000,000     15,464,850
  Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%, 3/01/25 ...............          5,000,000      5,129,350
  Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured,
  Pre-Refunded,
    5.00%, 12/01/25 .....................................................................          9,710,000     10,043,733
    5.25%, 12/01/30 .....................................................................         14,000,000     14,790,860
  Joshua ISD, GO, Refunding, Series B, 6.125%, 2/15/26 ..................................             20,000         20,024
  Keller ISD, GO,
    Pre-Refunded, 5.375%, 8/15/25 .......................................................          1,330,000      1,409,161
    Refunding, 5.375%, 8/15/25 ..........................................................            170,000        178,109
  Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 .......................................          1,000,000      1,082,700
  Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 ..........................................          4,000,000      4,169,600
  Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 ...........          2,130,000      2,251,154
  Lower Colorado River Authority Revenue,
    Refunding, FSA Insured, 5.00%, 5/15/31 ..............................................         10,000,000     10,215,700
    Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ...................          1,870,000      1,925,109
    Refunding and Improvement, Series A, MBIA Insured, Pre-Refunded, 5.00%, 5/15/26 .....            130,000        136,816
  Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
   12/01/17 .............................................................................            180,000        184,120
  North Central Texas Health Facility Development Corp. Revenue,
    Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 ..........         19,335,000     20,271,974
    Texas Health Resources System, Refunding, Series B, MBIA Insured, 5.125%,
      2/15/22 ...........................................................................          5,985,000      6,135,283
  Northside ISD, GO, Refunding, 5.00%, 2/15/26 ..........................................          2,500,000      2,562,025
  Onalaska ISD, GO, 5.375%, 2/15/32 .....................................................          2,840,000      2,988,873
  Pasadena GO, Certificates of Obligation, FGIC Insured, 5.25%, 4/01/32 .................          3,000,000      3,119,040


26 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 .............     $    4,000,000   $  4,154,600
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
   12/01/22 ................................................................................         15,000,000     15,802,200
  Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of Oklahoma,
   Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 ....................         12,000,000     12,260,040
  Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ......          2,500,000      2,662,275
  San Antonio Water Revenue, Systems, Refunding, FSA Insured, 5.00%,
    5/15/25 ................................................................................          5,000,000      5,133,400
    5/15/28 ................................................................................          5,000,000      5,120,600
  Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured, 5.00%,
   9/01/25 .................................................................................          5,000,000      5,139,500
  Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
   Health System, FGIC Insured, ETM, 6.00%, 9/01/24 ........................................          4,000,000      4,610,800
  Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
   Series C, 5.75%,
    8/15/18 ................................................................................          1,570,000      1,528,803
    8/15/28 ................................................................................          3,900,000      3,655,041
  Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
   10/01/20 ................................................................................            500,000        640,145
  Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital
    Appreciation, AMBAC Insured, zero cpn., 8/15/31 ........................................         43,500,000     10,720,140
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical
    Center Project, Refunding, Series A, MBIA Insured, 5.50%, 11/01/17 .....................          1,735,000      1,787,761
    Series D, FSA Insured, 5.375%, 11/01/27 ................................................         11,880,000     12,399,750
  University of Texas University Revenues, Financing System, Series A, Pre-Refunded, 5.70%,
   8/15/20 .................................................................................          1,000,000      1,055,700
  Wylie ISD, GO,
    Pre-Refunded, 7.00%, 8/15/24 ...........................................................            660,000        753,000
    Refunding, 7.00%, 8/15/24 ..............................................................            340,000        385,251
                                                                                                                  ------------
                                                                                                                   364,602,576
                                                                                                                  ------------
  UTAH 0.5%
  Intermountain Power Agency Power Supply Revenue,
    2006, Refunding, Series A, 6.15%, 7/01/14 ..............................................             70,000         71,468
    ETM, 6.15%, 7/01/14 ....................................................................         16,225,000     16,711,912
  Salt Lake County College Revenue, Westminster College Project,
    5.70%, 10/01/17 ........................................................................          1,000,000      1,027,900
    5.75%, 10/01/27 ........................................................................          1,000,000      1,027,770
    5.625%, 10/01/28 .......................................................................          3,305,000      3,433,003
  South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26 ............................          4,770,000      4,944,916
  South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%,
   8/15/30 .................................................................................          5,730,000      5,923,445
  Utah State HFAR, SFM, Series B, 6.55%, 7/01/26 ...........................................             20,000         20,039
                                                                                                                  ------------
                                                                                                                    33,160,453
                                                                                                                  ------------


                                         Quarterly Statement of Investments | 27

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VERMONT 0.5%
  Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 ...................     $    5,780,000   $  5,960,163
  University of Vermont and State Agricultural College Revenue, Refunding, MBIA Insured,
   5.00%, 10/01/30 .....................................................................         12,210,000     12,672,759
  Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen
   Health, Series A, AMBAC Insured, 6.125%, 12/01/27 ...................................         13,000,000     14,126,190
                                                                                                              ------------
                                                                                                                32,759,112
                                                                                                              ------------
  VIRGINIA 0.4%
  Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA
   Insured, 5.00%, 6/15/30 .............................................................         12,260,000     12,703,444
  Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured,
   5.125%, 7/01/18 .....................................................................          2,000,000      2,065,280
  Norfolk Parking System Revenue, Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 ....          5,000,000      5,203,500
  Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1,
   MBIA Insured, 5.35%, 7/01/31 ........................................................         10,000,000     10,455,500
                                                                                                              ------------
                                                                                                                30,427,724
                                                                                                              ------------
  WASHINGTON 4.1%
  Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
   Refunding, MBIA Insured, 5.20%, 11/01/27 ............................................            200,000        201,794
  Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue,
   Series A, AMBAC Insured, 5.00%, 11/01/30 ............................................         20,000,000     20,583,800
  Chelan County PUD No. 1 Chelan Hydroelectric Consolidated System Revenue, Division V,
   Mandatory Put 7/01/27, Series A, 5.65%, 7/01/32 .....................................          5,000,000      5,165,250
  Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric, Division I,
   Mandatory Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 ........................            200,000        203,736
  Clark County PUD No. 1 Generating System Revenue,
    FGIC Insured, ETM, 6.00%, 1/01/08 ..................................................            200,000        206,232
    Refunding, FSA Insured, 5.50%, 1/01/25 .............................................         15,015,000     15,774,459
  Clark County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.70%, 12/01/16 ..............            200,000        201,338
  Energy Northwest Electric Revenue, Columbia Generating Station, Refunding,
    Series A, 5.00%, 7/01/24 ...........................................................         15,255,000     15,871,302
    Series B, FSA Insured, 5.35%, 7/01/18 ..............................................         11,500,000     12,204,030
  Goat Hill Properties Lease Revenue, Government Office Building Project, MBIA
    Insured, 5.00%, 12/01/33 ...........................................................         18,500,000     19,005,975
  Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
    Second Series A, MBIA Insured, 5.20%, 1/01/23 ......................................            250,000        256,820
    Series D, FSA Insured, 5.20%, 1/01/23 ..............................................          6,000,000      6,255,060
  King County GO, Sewer, Refunding, Series C, 6.25%, 1/01/32 ...........................          8,715,000      8,973,400
  King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ........            160,000        160,710
  King County School District No. 400 Mercer Island GO, Pre-Refunded, 5.90%, 12/01/15 ..            100,000        100,733
  King County School District No. 408 Auburn GO, FSA Insured, 5.00%, 12/01/24 ..........          5,000,000      5,147,100
  Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded, 6.00%,
   12/01/14 ............................................................................          2,000,000      2,176,440
  Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 .......          5,000,000      5,271,750
  Port Seattle Revenue, Refunding, Series A,
    FGIC Insured, 5.00%, 4/01/31 .......................................................         21,680,000     22,013,438
    MBIA Insured, 5.00%, 7/01/33 .......................................................         10,000,000     10,186,700
  Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ...........................         10,000,000     10,567,000


28 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  WASHINGTON (CONTINUED)
  Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ................................     $      300,000   $    308,367
  Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 .........................            200,000        200,496
  Snohomish County USD No. 6 GO, 6.50%, 12/01/11 .............................................          7,000,000      7,853,160
  Spokane County GO, Pre-Refunded, 6.00%, 12/01/14 ...........................................            130,000        130,995
  Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ........................................            300,000        306,342
  Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
    5.125%, 6/01/22 ..........................................................................          2,925,000      3,048,055
    5.25%, 6/01/33 ...........................................................................          9,770,000     10,131,197
  Washington State GO,
    AMBAC Insured, 5.00%, 1/01/31 ............................................................         24,945,000     25,699,337
    Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ...........................         10,000,000     10,299,800
    Series A, FGIC Insured, 5.00%, 7/01/27 ...................................................         10,000,000     10,299,800
    Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...................................         10,120,000     10,622,357
  Washington State Health Care Facilities Authority Revenue,
    Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 ...................................            250,000        254,282
    Providence Health Care Services, Refunding, Series A, FGIC Insured, 5.00%,
      10/01/36 ...............................................................................         10,000,000     10,255,800
    Providence Services, MBIA Insured, 5.50%, 12/01/26 .......................................          6,000,000      6,255,660
  Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran
  University
   Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 ...................................            200,000        204,706
  Washington State Public Power Supply System Revenue,
    Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 ...............................          7,700,000      8,628,081
    Nuclear Project No. 3, Capital Appreciation, Refunding, Series B, zero cpn., 7/01/14 .....         12,450,000      8,823,439
    Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero cpn., 7/01/14 ...........          2,550,000      1,829,727
    Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12 ...........................          6,400,000      4,976,960
    Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13 ...........................         11,000,000      8,197,860
                                                                                                                    ------------
                                                                                                                     288,853,488
                                                                                                                    ------------
  WEST VIRGINIA 0.6%
  Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project, Refunding, 5.40%,
   5/01/25 ...................................................................................         10,000,000     10,079,900
  West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ............................         10,000,000     10,850,400
  West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B,
   AMBAC Insured, 5.00%, 11/01/29 ............................................................          7,500,000      7,718,925
  West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
   FGIC Insured, 5.00%, 10/01/34 .............................................................         10,000,000     10,289,600
                                                                                                                    ------------
                                                                                                                      38,938,825
                                                                                                                    ------------
  WISCONSIN 0.7%
  Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 .................................          2,200,000      2,203,256
  Wisconsin State Health and Educational Facilities Authority Revenue,
    Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 ....................         21,050,000     21,290,181
    Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ...................................          1,500,000      1,520,595
    Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ...................................          1,000,000      1,010,190
    Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 ...............................          6,500,000      6,572,605
    Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 ...............................          7,500,000      7,583,775
    Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 ...........................................         10,000,000     10,209,400
                                                                                                                    ------------
                                                                                                                      50,390,002
                                                                                                                    ------------


                                         Quarterly Statement of Investments | 29

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  WYOMING 0.0%c
  Wyoming CDA, MFMR, Series A,
    6.90%, 6/01/12 .......................................................................     $      230,000   $    230,660
    6.95%, 6/01/24 .......................................................................            815,000        819,972
                                                                                                                ------------
                                                                                                                   1,050,632
                                                                                                                ------------
  U.S. TERRITORIES 3.4%
  DISTRICT OF COLUMBIA 1.5%
  District of Columbia GO,
    Series A, AMBAC Insured, 5.00%, 6/01/30 ..............................................         22,860,000     23,532,541
    Series A, FGIC Insured, 5.00%, 6/01/28 ...............................................         22,475,000     23,167,904
    Series A, FSA Insured, 5.375%, 6/01/24 ...............................................          3,580,000      3,744,143
    Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 .................................          1,420,000      1,494,465
    Series E, MBIA Insured, ETM, 6.00%, 6/01/13 ..........................................             15,000         15,123
  District of Columbia Revenue, Capital Appreciation, Georgetown University, Series A,
   MBIA Insured, zero cpn.,
    4/01/20 ..............................................................................          8,860,000      4,320,668
    4/01/22 ..............................................................................         12,870,000      5,545,297
    4/01/23 ..............................................................................         14,160,000      5,729,702
  District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset-Backed Bonds,
   6.50%, 5/15/33 ........................................................................         35,000,000     39,764,550
                                                                                                                ------------
                                                                                                                 107,314,393
                                                                                                                ------------
  PUERTO RICO 1.8%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
   Refunding, 5.375%, 5/15/33 ............................................................         22,410,000     22,938,652
  Puerto Rico Commonwealth GO, Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ..........            250,000        258,053
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    5.00%, 7/01/36 .......................................................................         62,000,000     62,673,320
    5.50%, 7/01/36 .......................................................................          7,000,000      7,393,890
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Refunding, Series K, 5.00%, 7/01/30 ...................................................         19,190,000     19,450,984
  Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
   First Portfolio, 6.25%, 4/01/29 .......................................................            130,000        130,842
  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
   Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ..............................            350,000        368,679
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Industrial Revenue,
    Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .........................................            850,000        852,618
    Teacher's Retirement System Revenue, Series B, ETM, 5.50%, 7/01/21 ...................            250,000        257,253
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
    Refunding, Series D, 5.25%, 7/01/27 ..................................................          3,265,000      3,349,825
    Series D, Pre-Refunded, 5.25%, 7/01/27 ...............................................          8,735,000      9,361,387
  University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 .............            285,000        287,294
                                                                                                                ------------
                                                                                                                 127,322,797
                                                                                                                ------------


30 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.50%, 10/01/18 ...................................................................     $    1,400,000   $   1,443,778
     5.50%, 10/01/22 ...................................................................          5,000,000       5,149,050
     5.625%, 10/01/25 ..................................................................          1,900,000       1,957,912
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
   7/01/18 .............................................................................            500,000         492,605
                                                                                                              -------------
                                                                                                                  9,043,345
                                                                                                              -------------
  TOTAL U.S. TERRITORIES ...............................................................                        243,680,535
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $6,617,189,914) ....................................                      6,944,974,283
                                                                                                              -------------
  SHORT TERM INVESTMENTS 1.1%
  ALABAMA 0.1%
e Homewood Educational Building Authority Revenue, Educational Facilities,
  Samford University, AMBAC Insured, Daily VRDN and Put, 3.64%, 12/01/21 ...............          4,100,000       4,100,000
                                                                                                              -------------
  CALIFORNIA 0.0%c
e California State Department of Water Resources Power Supply Revenue, Series
  C-7, FSA Insured, Weekly VRDN and Put, 3.58%, 5/01/22 ................................            600,000         600,000
                                                                                                              -------------
  CONNECTICUT 0.3%
e Connecticut State Health and Educational Facilities Authority Revenue, Yale
   University,
    Series V-1, Daily VRDN and Put, 3.63%, 7/01/36 .....................................          1,400,000       1,400,000
    Series V-2, Daily VRDN and Put, 3.63%, 7/01/36 .....................................         20,600,000      20,600,000
                                                                                                              -------------
                                                                                                                 22,000,000
                                                                                                              -------------
  FLORIDA 0.0%c
e Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan
  Program,
    Refunding, AMBAC Insured, Daily VRDN and Put, 3.70%, 12/01/15 ......................          2,600,000       2,600,000
                                                                                                              -------------
  GEORGIA 0.1%
e Athens-Clarke County Unified Government Development Authority Revenue,
    University of Georgia Athletic Assn., Series B, Daily VRDN and Put, 3.68%, 7/01/35 .            825,000         825,000
e Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.65%, 11/01/15 ............         12,400,000      12,400,000
                                                                                                              -------------
                                                                                                                 13,225,000
                                                                                                              -------------
  MARYLAND 0.1%
e Maryland State EDC Revenue, U.S. Pharmacopeial Project, Refunding, Series A,
    AMBAC Insured, Daily VRDN and Put, 3.68%, 7/01/34 ..................................          4,025,000       4,025,000
                                                                                                              -------------
  MASSACHUSETTS 0.0%c
e Massachusetts State Health and Educational Facilities Authority Revenue,
  Capital Assets
   Program, Series D, MBIA Insured, Daily VRDN and Put, 3.65%, 1/01/35 .................          1,400,000       1,400,000
                                                                                                              -------------
  MISSOURI 0.1%
e Missouri State Health and Educational Facilities Authority Educational Facilities
   Revenue, St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 3.67%,
   10/01/35 ............................................................................          5,250,000       5,250,000
e Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
   SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.67%,
    6/01/19 ............................................................................            825,000         825,000
                                                                                                              -------------
                                                                                                                  6,075,000
                                                                                                              -------------


                                         Quarterly Statement of Investments | 31

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  NEW MEXICO 0.1%
e Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put,
  3.68%, 9/01/24 .......................................................................     $    3,800,000   $    3,800,000
                                                                                                              --------------
  NEW YORK 0.1%
e MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.62%, 11/01/26 .....          1,900,000        1,900,000
e New York City GO,
   Sub Series E-3, Daily VRDN and Put, 3.64%, 8/01/23 ..................................          1,900,000        1,900,000
   Sub Series H-4, Daily VRDN and Put, 3.64%, 3/01/34 ..................................          1,000,000        1,000,000
e New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 3.70%,
   11/01/39 ............................................................................          1,600,000        1,600,000
                                                                                                              --------------
                                                                                                                   6,400,000
                                                                                                              --------------
  NORTH CAROLINA 0.0%c
e Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
   Health Care, Refunding, Series C, Daily VRDN and Put, 3.68%, 1/15/26 ................          3,100,000        3,100,000
                                                                                                              --------------
  TENNESSEE 0.2%
e Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
   and Put, 3.68%,
    7/01/31 ............................................................................          1,000,000        1,000,000
    1/01/33 ............................................................................          3,680,000        3,680,000
e Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily
   VRDN and Put, 3.68%,
    7/01/34 ............................................................................          4,700,000        4,700,000
    2/01/36 ............................................................................          4,000,000        4,000,000
                                                                                                              --------------
                                                                                                                  13,380,000
                                                                                                              --------------
  TOTAL SHORT TERM INVESTMENTS (COST $80,705,000) ......................................                          80,705,000
                                                                                                              --------------
  TOTAL INVESTMENTS (COST $6,697,894,914) 99.1% ........................................                       7,025,679,283
  OTHER ASSETS, LESS LIABILITIES 0.9% ..................................................                          61,746,663
                                                                                                              --------------
  NET ASSETS 100.0% ....................................................................                      $7,087,425,946
                                                                                                              ==============


See Selected Portfolio Abbreviations on page 33.

a     Security purchased on a when-issued or delayed delivery basis.

b     Defaulted security.

c     Rounds to less than 0.1% of net assets.

d Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp. (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

32 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
BIG   - Bond Investors Guaranty Insurance Co.
CDA   - Community Development Authority/Agency
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
CRDA  - Community Redevelopment Authority/Agency
EDA   - Economic Development Authority
EDC   - Economic Development Corp.
EDR   - Economic Development Revenue
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDA   - Housing Development Authority/Agency
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
HFC   - Housing Finance Corp.
HMR   - Home Mortgage Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDB   - Industrial Development Bond/Board
IDC   - Industrial Development Corp.
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MBS   - Mortgage-Backed Securities
MF    - Multi-Family
MFH   - Multi-Family Housing
MFHR  - Multi-Family Housing Revenue
MFMR  - Multi-Family Mortgage Revenue
MFR   - Multi-Family Revenue
MTA   - Metropolitan Transit Authority
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
PUD   - Public Utility District
RDA   - Redevelopment Agency/Authority
SF    - Single Family
SFM   - Single Family Mortgage
SFMR  - Single Family Mortgage Revenue
USD   - Unified/Union School District
XLCA  - XL Capital Assurance


                  Quarterly Statement of Investments | See Notes to Statement of
                                                               Investments. | 33

Franklin Federal Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversifed, open-end investment company.

1. INCOME TAXES

At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 6,696,843,063
                                                                ===============

Unrealized appreciation .....................................   $   348,679,664
Unrealized depreciation .....................................       (19,843,444)
                                                                ---------------
Net unrealized appreciation (depreciation) ..................   $   328,836,220
                                                                ===============


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


34 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006


By  /S/GALEN G. VETTER
    ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2006












                                 Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
















I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer